DBX ETF Trust | 1
Schedule of Investments
Xtrackers MSCI USA Selection Equity ETF
November 30, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.4%
Communication Services
— 12.9%
Alphabet, Inc., Class A
93,198 29,840,135
Alphabet, Inc., Class C
78,203 25,034,344
Charter Communications, Inc.,
Class A *
1,456 291,375
Comcast Corp., Class A
58,910 1,572,308
Electronic Arts, Inc.
3,808 769,330
Fox Corp., Class A
3,670 240,385
Fox Corp., Class B
1,847 107,606
Omnicom Group, Inc.
5,119 366,623
Take-Two Interactive Software,
Inc. *
2,999 737,964
Verizon Communications, Inc.
67,635 2,780,475
Walt Disney Co.
28,591 2,986,902
(Cost $40,805,856)
64,727,447
Consumer Discretionary
— 9.6%
Aptiv PLC *
3,700 286,935
AutoZone, Inc. *
269 1,063,715
Best Buy Co., Inc.
3,202 253,855
Booking Holdings, Inc.
519 2,550,724
Burlington Stores, Inc. *
966 243,654
D.R. Horton, Inc.
4,398 699,326
Darden Restaurants, Inc.
1,824 327,554
Deckers Outdoor Corp. *
2,373 208,895
Dick's Sporting Goods, Inc.
1,111 229,499
eBay, Inc.
7,356 609,003
Garmin Ltd.
2,629 513,496
Genuine Parts Co.
2,167 282,577
Hilton Worldwide Holdings, Inc.
3,841 1,094,800
Home Depot, Inc.
15,959 5,696,086
Lowe's Cos., Inc.
8,915 2,161,709
Lululemon Athletica, Inc. *
1,789 329,498
McDonald's Corp.
11,424 3,562,232
MercadoLibre, Inc. *
744 1,541,404
NVR, Inc. *
44 330,321
O'Reilly Automotive, Inc. *
13,689 1,392,171
PulteGroup, Inc.
3,229 410,696
Rivian Automotive, Inc., Class
A *
12,446 209,840
Tesla, Inc. *
45,282 19,478,958
TJX Cos., Inc.
17,892 2,718,153
Tractor Supply Co.
8,352 457,523
Ulta Beauty, Inc. *
773 416,516
Williams-Sonoma, Inc.
2,060 370,821
Yum! Brands, Inc.
4,507 690,517
(Cost $42,020,539)
48,130,478
Consumer Staples — 4.4%
Bunge Global SA
2,254 216,542
Church & Dwight Co., Inc.
3,929 334,594
Number
of Shares Value $
Clorox Co.
2,052 221,493
Coca-Cola Co.
65,552 4,793,162
Colgate-Palmolive Co.
12,355 993,218
Dollar General Corp.
3,308 362,193
Estee Lauder Cos., Inc., Class A
3,554 334,325
General Mills, Inc.
8,930 422,835
Hormel Foods Corp.
4,652 107,973
J M Smucker Co.
1,772 184,607
Kellanova
4,814 402,643
Kenvue, Inc.
30,446 528,238
Keurig Dr Pepper, Inc.
20,485 571,531
Kimberly-Clark Corp.
5,297 578,009
Kroger Co.
9,899 666,005
McCormick & Co., Inc.
4,254 287,060
Monster Beverage Corp. *
11,577 868,159
PepsiCo, Inc.
21,789 3,240,896
Procter & Gamble Co.
37,441 5,547,258
Sysco Corp.
7,790 593,598
Target Corp.
7,398 670,407
(Cost $24,015,495)
21,924,746
Energy — 1.6%
Baker Hughes Co.
15,420 774,084
Cheniere Energy, Inc.
3,627 756,085
Halliburton Co.
14,311 375,234
Marathon Petroleum Corp.
4,868 943,078
ONEOK, Inc.
9,973 726,234
Phillips 66
6,441 882,159
SLB Ltd.
23,782 861,860
Targa Resources Corp.
3,310 580,276
Valero Energy Corp.
4,928 871,073
Williams Cos., Inc.
19,455 1,185,393
(Cost $6,921,843)
7,955,476
Financials — 11.5%
Aflac, Inc.
8,312 916,897
Allstate Corp.
4,237 902,396
American Express Co.
8,919 3,257,843
Ameriprise Financial, Inc.
1,528 696,371
Annaly Capital Management,
Inc. REIT
10,300 234,840
Arch Capital Group Ltd. *
5,866 550,935
Bank of New York Mellon Corp.
11,452 1,283,769
Blackrock, Inc.
2,374 2,486,290
Capital One Financial Corp.
10,180 2,230,132
Cboe Global Markets, Inc.
1,736 448,183
Charles Schwab Corp.
27,662 2,565,097
Citizens Financial Group, Inc.
6,819 368,908
Equitable Holdings, Inc.
5,084 237,372
Fidelity National Information
Services, Inc.
8,669 570,160
Fiserv, Inc. *
8,840 543,395
Hartford Insurance Group, Inc.
4,355 596,766

2 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Selection Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Huntington Bancshares, Inc.
23,097 376,481
Intercontinental Exchange, Inc.
9,243 1,453,924
KeyCorp
14,285 262,558
LPL Financial Holdings, Inc.
1,271 452,527
Marsh & McLennan Cos., Inc.
7,848 1,439,716
Mastercard, Inc., Class A
13,641 7,509,780
Moody's Corp.
2,589 1,270,629
Morgan Stanley
19,130 3,245,596
Nasdaq, Inc.
7,365 669,626
Northern Trust Corp.
3,112 408,730
PayPal Holdings, Inc.
14,428 904,491
PNC Financial Services Group,
Inc.
6,290 1,199,629
Principal Financial Group, Inc.
3,614 306,539
Progressive Corp.
9,312 2,130,492
Prudential Financial, Inc.
5,690 615,942
Raymond James Financial, Inc.
3,005 470,403
Regions Financial Corp.
14,597 371,494
S&P Global, Inc.
4,990 2,489,162
State Street Corp.
4,493 534,757
Synchrony Financial
6,102 472,051
T. Rowe Price Group, Inc.
3,546 363,039
Travelers Cos., Inc.
3,631 1,063,375
Truist Financial Corp.
21,224 986,916
US Bancorp
24,732 1,213,105
Visa, Inc., Class A
27,235 9,108,473
Willis Towers Watson PLC
1,519 487,599
(Cost $47,850,171)
57,696,388
Health Care — 10.7%
Agilent Technologies, Inc.
4,578 702,723
Alnylam Pharmaceuticals, Inc. *
2,033 917,351
Amgen, Inc.
8,632 2,982,011
Biogen, Inc. *
2,227 405,514
Bristol-Myers Squibb Co.
32,635 1,605,642
Cencora, Inc.
2,944 1,086,130
Cigna Group
4,254 1,179,549
Cooper Cos., Inc. *
3,001 233,868
Danaher Corp.
10,250 2,324,495
Dexcom, Inc. *
6,152 390,467
Edwards Lifesciences Corp. *
9,205 797,797
Elevance Health, Inc.
3,592 1,215,030
Eli Lilly & Co.
12,911 13,885,393
Gilead Sciences, Inc.
19,660 2,474,014
HCA Healthcare, Inc.
2,612 1,327,653
Hologic, Inc. *
3,637 272,666
Humana, Inc.
1,978 486,133
IDEXX Laboratories, Inc. *
1,287 968,957
Incyte Corp. *
2,586 270,134
Insulet Corp. *
1,102 360,563
IQVIA Holdings, Inc. *
2,717 624,937
Johnson & Johnson
38,632 7,993,733
Number
of Shares Value $
Labcorp Holdings, Inc.
1,365 366,885
Merck & Co., Inc.
40,181 4,212,174
Mettler-Toledo International,
Inc. *
337 497,655
Neurocrine Biosciences, Inc. *
1,655 251,825
Quest Diagnostics, Inc.
1,743 329,741
Royalty Pharma PLC, Class A
5,786 231,556
Solventum Corp. *
2,310 196,951
STERIS PLC
1,659 441,758
Veeva Systems, Inc., Class A *
2,537 609,616
Vertex Pharmaceuticals, Inc. *
4,076 1,767,394
Waters Corp. *
968 390,511
West Pharmaceutical Services,
Inc.
1,209 335,195
Zimmer Biomet Holdings, Inc.
3,221 314,112
Zoetis, Inc.
7,103 910,463
(Cost $48,282,955)
53,360,596
Industrials — 7.8%
3M Co.
8,506 1,463,457
Allegion PLC
1,495 248,215
Automatic Data Processing, Inc.
6,459 1,648,983
Axon Enterprise, Inc. *
1,150 621,161
Broadridge Financial Solutions,
Inc.
1,808 412,387
C.H. Robinson Worldwide, Inc.
1,798 285,648
Carrier Global Corp.
12,125 665,420
Caterpillar, Inc.
7,526 4,333,170
Cintas Corp.
5,813 1,081,334
CNH Industrial NV
13,293 125,353
CSX Corp.
29,411 1,039,973
Cummins, Inc.
2,165 1,078,127
Deere & Co.
4,099 1,903,945
Delta Air Lines, Inc.
2,291 146,853
Dover Corp.
2,142 396,870
Eaton Corp. PLC
6,232 2,155,586
EMCOR Group, Inc.
766 471,144
Expeditors International of
Washington, Inc.
2,342 344,040
Ferguson Enterprises, Inc.
3,226 811,887
Fortive Corp.
5,513 294,835
GE Aerospace.
17,002 5,074,247
Graco, Inc.
2,702 222,753
Hubbell, Inc.
812 350,321
IDEX Corp.
1,165 202,628
Illinois Tool Works, Inc.
4,320 1,076,890
Ingersoll Rand, Inc.
6,239 501,241
JB Hunt Transport Services, Inc.
1,320 229,627
Johnson Controls International
PLC
10,577 1,230,211
Lennox International, Inc.
471 234,968
Old Dominion Freight Line, Inc.
3,100 419,399
Paychex, Inc.
5,203 581,123

DBX ETF Trust | 3
Schedule of Investments
Xtrackers MSCI USA Selection Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Number
of Shares Value $
Pentair PLC
2,667 280,675
Quanta Services, Inc.
2,333 1,084,565
Rockwell Automation, Inc.
1,817 719,278
Trane Technologies PLC
3,587 1,511,849
TransUnion
2,993 254,555
Union Pacific Corp.
9,409 2,181,288
United Parcel Service, Inc.,
Class B
11,508 1,102,351
United Rentals, Inc.
1,045 851,863
Veralto Corp.
3,860 390,709
W.W. Grainger, Inc.
750 711,472
Xylem, Inc.
3,840 540,173
(Cost $32,012,245)
39,280,574
Information Technology
— 35.6%
Accenture PLC, Class A
9,925 2,481,250
Adobe, Inc. *
6,774 2,168,561
Advanced Micro Devices, Inc. *
25,944 5,643,598
Analog Devices, Inc.
7,872 2,088,757
Applied Materials, Inc.
12,877 3,248,223
Atlassian Corp., Class A *
2,615 390,995
Autodesk, Inc. *
3,407 1,033,479
Cadence Design Systems, Inc. *
4,370 1,362,741
Docusign, Inc. *
3,263 226,289
Fair Isaac Corp. *
409 738,585
First Solar, Inc. *
1,593 434,762
Gartner, Inc. *
1,251 291,158
Hewlett Packard Enterprise Co.
20,614 450,828
HP, Inc.
15,179 370,671
HubSpot, Inc. *
776 285,040
Intel Corp. *
72,753 2,950,862
International Business Machines
Corp.
14,987 4,624,688
Intuit, Inc.
4,478 2,839,410
Keysight Technologies, Inc. *
2,800 554,260
Lam Research Corp.
20,358 3,175,848
Marvell Technology, Inc.
13,711 1,225,763
Microsoft Corp.
113,137 55,664,535
NetApp, Inc.
3,309 369,152
NVIDIA Corp.
389,234 68,894,418
NXP Semiconductors NV
4,034 786,388
Palo Alto Networks, Inc. *
10,921 2,076,410
PTC, Inc. *
1,829 320,862
Salesforce, Inc.
15,282 3,523,112
Seagate Technology Holdings
PLC
3,320 918,611
ServiceNow, Inc. *
3,303 2,683,390
Synopsys, Inc. *
2,965 1,239,400
Texas Instruments, Inc.
14,496 2,439,242
Trimble, Inc. *
3,817 310,780
Twilio, Inc., Class A *
2,451 317,870
Western Digital Corp.
5,552 906,808
Number
of Shares Value $
Workday, Inc., Class A *
3,349 722,111
Zscaler, Inc. *
1,619 407,179
(Cost $127,441,247)
178,166,036
Materials — 2.1%
Avery Dennison Corp.
1,167 201,156
Ball Corp.
4,539 224,817
CRH PLC
10,825 1,298,567
Ecolab, Inc.
4,043 1,112,472
International Flavors &
Fragrances, Inc.
4,020 279,310
International Paper Co.
7,921 312,721
Linde PLC
7,446 3,055,243
LyondellBasell Industries NV,
Class A
4,233 207,375
Martin Marietta Materials, Inc.
955 595,194
Newmont Corp.
17,504 1,588,138
Nucor Corp.
3,658 583,414
PPG Industries, Inc.
3,734 373,549
Smurfit WestRock PLC
8,475 302,473
Steel Dynamics, Inc.
2,344 393,393
(Cost $10,233,107)
10,527,822
Real Estate — 2.1%
American Tower Corp. REIT
7,437 1,348,105
BXP, Inc. REIT
2,589 187,340
CBRE Group, Inc., Class A *
4,867 787,627
Crown Castle, Inc. REIT
6,784 619,244
Digital Realty Trust, Inc. REIT
5,576 892,829
Equinix, Inc. REIT
1,569 1,181,943
Healthpeak Properties, Inc. REIT
10,662 194,688
Iron Mountain, Inc. REIT
4,772 412,062
Prologis, Inc. REIT
14,722 1,892,219
SBA Communications Corp.
REIT
1,701 330,453
Welltower, Inc. REIT
10,788 2,246,277
Weyerhaeuser Co. REIT
11,164 247,953
(Cost $11,142,777)
10,340,740
Utilities — 1.1%
American Water Works Co., Inc.
3,116 405,298
Atmos Energy Corp.
2,574 453,977
CMS Energy Corp.
4,721 356,152
Consolidated Edison, Inc.
5,728 574,862
Edison International
6,192 364,647
Essential Utilities, Inc.
5,005 198,148
Eversource Energy
5,769 387,562
Exelon Corp.
16,011 754,438
NiSource, Inc.
7,169 316,368
NRG Energy, Inc.
3,130 530,504
Oklo, Inc. * (a)
1,814 165,763
Sempra
10,328 978,268
(Cost $5,036,557)
5,485,987

4 | DBX ETF Trust
Schedule of Investments
Xtrackers MSCI USA Selection Equity ETF
(Continued)
November 30, 2025 (Unaudited)
Hidden Row
Number
of Shares Value $
TOTAL COMMON STOCKS
(Cost $395,762,792)
497,596,290
EXCHANGE-TRADED FUNDS
— 0.1%
Xtrackers S&P 500 Scored &
Screened ETF (b)
(Cost $353,441)
7,500 465,900
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
"DWS Government Cash
Institutional Shares", 3.91%
(c)(d)
(Cost $147,696)
147,696 147,696
Number
of Shares Value $
CASH EQUIVALENTS — 0.4%
DWS Government Money Market
Series "Institutional Shares",
3.94% (c)
(Cost $1,930,738)
1,930,738 1,930,738
TOTAL INVESTMENTS — 99.9%
(Cost $398,194,667)
500,140,624
Other assets and liabilities,
net — 0.1%
383,844
NET ASSETS — 100.0%
500,524,468
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2025 is as follows:
Value ($) at
8/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
11/30/2025
Value ($) at
11/30/2025
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers S&P 500 Scored & Screened ETF (b)
929,760 — (518,500) 85,117 (30,477) 2,452 — 7,500 465,900
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.91% (c)(d)
— 147,696 (e) — — — 48 — 147,696 147,696
CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series "Institutional Shares", 3.94% (c)
2,035,890 1,646,605 (1,751,757) — — 18,893 — 1,930,738 1,930,738
2,965,650 1,794,301 (2,270,257) 85,117 (30,477) 21,393 — 2,085,934 2,544,334
*
Non-income producing security.
(a) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2025 amounted to $144,791, which is 0.0% of net assets.
(b)
Affiliated fund advised by DBX Advisors LLC.
(c)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30,
2025.
REIT: Real Estate Investment Trust

DBX ETF Trust | 5
Schedule of Investments
Xtrackers MSCI USA Selection Equity ETF
(Continued)
November 30, 2025 (Unaudited)
At November 30, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
USSG-PH1
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
E-Mini S&P 500 Index
USD 2 664,875 685,950 12/19/2025 21,075
E-Mini S&P Mid 400 Index
USD 1 330,710 331,440 12/19/2025 730
Micro E-Mini S&P 500 Index
USD 41 1,377,553 1,406,198 12/19/2025 28,645
Total unrealized appreciation
50,450
USD U.S. Dollar
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 497,596,290 $ — $ — $ 497,596,290
Exchange-Traded Funds
465,900 — — 465,900
Short-Term Investments (a)
2,078,434 — — 2,078,434
Derivatives (b)
Futures Contracts
50,450 — — 50,450
TOTAL
$ 500,191,074 $ — $ — $ 500,191,074
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.